Income Taxes - Narrative (Details) - CAD ($) $ in Millions			6 Months Ended	12 Months Ended
	Jan. 01, 2022	Jul. 01, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Provincial corporate income tax rate	8.00%	8.00%	10.00%	11.00%	12.00%
Provincial corporate income tax rate, annual rate reduction				1.00%
Increase in deferred income tax liability due to change in provincial corporate income tax rate				$ 1,618
Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised						$ 1,000
Unused tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised						$ 1,050